Pledged Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Disclosure [Line Items]
Trade accounts and notes receivable	¥ 12,422	¥ 10,119
Inventories	11,154	3,289
Property, plant and equipment	26,169	22,102
Finance subsidiaries-receivables	¥ 724,399	¥ 570,655